CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - ARS ($) $ in Millions	Share capital	Share premium	Treasury shares	Treasury shares cost	Legal reserve	Reserve for directors’ options	Voluntary reserve	Other reserves		Other comprehensive income / (loss) for the year	Retained earnings (Accumulated losses)	Subtotal	Non-controlling interest	Total
Beginning balance at Dec. 31, 2014	$ 1,314	$ 228	$ 0	$ 0	$ 14	$ 266	$ 272	$ 115	[1]	$ (32)	$ 743	$ 2,920	$ 633	$ 3,553
Constitution of legal reserve - Shareholders’ meeting					37						(37)	0		0
Constitution of voluntary reserve - Shareholders’ meeting							706				(706)	0		0
Issuance of shares on exercise of stock options	382	883				(266)						999		999
Dividends attributables to non-controlling interest													(26)	(26)
Sale of interest in subsidiaries								5	[1]			5	1	6
Acquisition of own shares														0
Profit (loss) of the year											3,065	3,065	784	3,849
Other comprehensive income / (loss) for the year										1		1	(1)	0
Ending balance at Dec. 31, 2015	1,696	1,111	0	0	51	0	978	120	[1]	(31)	3,065	6,990	1,391	8,381
Constitution of legal reserve - Shareholders’ meeting					153						(153)	0		0
Constitution of voluntary reserve - Shareholders’ meeting							2,912				(2,912)	0		0
Recomposition of legal reserve - Shareholders’ meeting					28		(28)					0		0
Dividends attributables to non-controlling interest													(82)	(82)
Acquisition of subsidiaries													7,869	7,869
Sale of interest in subsidiaries								3	[1]			3	1	4
Public offer for the acquisition of subsidiaries' shares	141	1,387										1,528	(4,260)	(2,732)
Acquisition of own shares														0
Merger with subsidiaries	101	2,330										2,431	(1,764)	667
Stock compensation plans								12				12	10	22
Profit (loss) of the year											(11)	(11)	(241)	(252)
Other comprehensive income / (loss) for the year										101		101	96	197
Ending balance at Dec. 31, 2016	1,938	4,828	0	0	232	0	3,862	135	[1]	70	(11)	11,054	3,020	14,074
Beginning balance at Dec. 31, 2016	1,938	4,828	0	0	232	0	3,862	135	[1]	70	(11)	11,054	3,020	14,074
Constitution of legal reserve - Shareholders’ meeting					68						(68)	0		0
Constitution of voluntary reserve - Shareholders’ meeting							1,284				(1,284)	0		0
Dividends attributables to non-controlling interest													(88)	(88)
Acquisition of own shares	(3)		3	(72)								(72)	0	(72)
Merger with subsidiaries	145	976										1,121	(1,121)	0
Stock compensation plans		14						5				19	4	23
Profit (loss) of the year											4,606	4,606	1,064	5,670
Other comprehensive income / (loss) for the year										182		182	323	505
Ending balance at Dec. 31, 2017	$ 2,080	$ 5,818	$ 3	$ (72)	$ 300	$ 0	$ 5,146	$ 140	[1]	$ 252	$ 3,243	$ 16,910	$ 3,202	$ 20,112

[1]	Includes the result of operations with non-controlling interests that not representing a loss of control and reserves for stock-based compensation plans.